SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated Revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Sales	$ 38,467	$ 39,184
Other
Disclosure of products and services [line items]
Sales	32	49
NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	10,116	10,057
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	3,516	3,553
Europe | Operating segments
Disclosure of products and services [line items]
Sales	20,798	21,056
ACIS | Operating segments
Disclosure of products and services [line items]
Sales	3,343	3,944
Mining | Operating segments
Disclosure of products and services [line items]
Sales	662	525
Steel sales
Disclosure of products and services [line items]
Sales	34,920	35,785
Steel sales | Other
Disclosure of products and services [line items]
Sales	0	0
Steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	9,712	9,684
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	3,283	3,336
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	18,917	19,204
Steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	3,008	3,561
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	1,260	1,117
Non-steel sales | Other
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	63	70
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	24	23
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	427	412
Non-steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	101	104
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	645	508
By-product sales
Disclosure of products and services [line items]
Sales	623	695
By-product sales | Other
Disclosure of products and services [line items]
Sales	0	0
By-product sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	59	61
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	42	50
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	454	485
By-product sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	68	99
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,664	1,587
Other sales | Other
Disclosure of products and services [line items]
Sales	32	49
Other sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	282	242
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	167	144
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	1,000	955
Other sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	166	180
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 17	$ 17